CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (128,468)	$ (20,160)	¥ (1,343,630)	¥ (729,382)
Depreciation of property and equipment	24,755	3,884	127,836	87,887
Amortization of intangible assets and land use right	18,609	2,920	66,597	155,002
Amortization of right-of-use assets	20,443	3,208	28,952	79,683
Allowance for credit losses	17,829	2,798	829,652	185,130
Change in fair value of contingent consideration	(3,597)	(564)	(5,451)	344
Foreign exchange (losses)/gains	(1,168)	(183)	15,682	82
Loss from long-term investments			49,502
Loss from disposal of property and equipment and intangible assets	1,762	276	3,790	1,501
Gain from dividend of equity investments	(5,982)	(939)
Loss from impairment of Intangible assets			31,876	32,014
Share-based compensation expenses	9,132	1,433	20,464	61,736
Change in deferred tax liabilities	(2,382)	(374)	(8,797)	(2,727)
Remeasurement of equity investments	(11,443)	(1,796)	9,021	(18,356)
Change in fair value of investments	(32,687)	(5,129)	(60,630)	(17,977)
Gain from disposal of equity investment				(24)
Share of results of equity investees	(726)	(114)	(797)	(2,223)
Changes in operating assets and liabilities:
Accounts receivable	39,834	6,251	208,175	(55,043)
Short-term and long-term amounts due from related parties	8,282	1,300	9,553	49,815
Prepayments and other current assets	175,139	27,483	447,332	160,205
Other non-current assets	(6,058)	(951)	(45,233)	103
Operating lease liabilities, current and non-current	(23,507)	(3,689)	(24,983)	(73,315)
Accounts and notes payable	(222,380)	(34,896)	(492,659)	(36,253)
Amounts due to related parties	(16,354)	(2,566)	(8,721)	(47,404)
Salary and welfare payable	(13,716)	(2,152)	(64,936)	5,860
Taxes payable	2,000	314	(6,203)	(11,383)
Advances from customers	(68,984)	(10,825)	(905,118)	44,498
Accrued expenses and other liabilities	(9,011)	(1,414)	(163,025)	15,234
Non-current liabilities				(5,304)
Net cash used in operating activities	(226,342)	(35,519)	(1,313,115)	(120,461)
Cash flows from investing activities:
Purchase of short-term investments	(336,548)	(52,812)	(1,460,051)	(2,041,280)
Proceeds from maturity of short-term investments	1,096,550	172,073	1,445,422	1,614,098
Cash paid for loan receivable	(858,538)	(134,723)	(314,411)	(1,321,271)
Cash received from loan repayment	724,277	113,655	555,414	1,304,687
Purchase of property and equipment and intangible assets	(14,742)	(2,313)	(28,330)	(122,479)
Cash paid for long-term investments				(547,205)
Proceeds from maturity of long-term investments	86,845	13,628	904,755	568,532
Cash received from dividend of equity investment	5,982	939
Cash received from disposal of equity investment			56,574
Cash paid for acquisition, net of cash received			(310)	(33,216)
Net cash provided by/(used in) investing activities	703,826	110,447	1,159,063	(578,134)
Cash flows from financing activities:
Cash paid for repurchase of ordinary shares			(308)	(13,547)
Proceeds from issuance of ordinary shares upon exercise of options	373	59	58	109
Contingent consideration paid for business acquisitions			(14,019)	(13,921)
Repurchase of redeemable noncontrolling interests			(10,000)	(37,733)
Acquisition of noncontrolling interests of subsidiaries	(1,903)	(299)		(3,415)
Cash contribution from noncontrolling interests				1,500
Repayment of borrowings and discounted notes	(620,932)	(97,438)	(918,532)	(281,354)
Proceeds from borrowings and discounted notes	277,900	43,609	733,255	833,471
Net cash (used in)/provided by financing activities	(344,562)	(54,069)	(209,546)	485,110
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,428)	(226)	5,187	4,974
Net increase/(decrease) in cash, cash equivalents and restricted cash	131,494	20,634	(358,411)	(208,511)
Cash, cash equivalents and restricted cash at the beginning of year	264,104	41,444	622,515	831,026
Cash, cash equivalents and restricted cash at the end of year	395,598	62,078	264,104	622,515
Supplemental disclosure of cash flow information
Income tax paid	3,007	472	3,515	2,286
Interest paid	7,110	1,116	24,597	20,983
Supplemental disclosure of non-cash investing and financing activities
Accrual related to purchase of property and equipment	4,429	695	5,632	12,473
Receivables related to exercise of stock options	(28)	(4)	(45)	(55)
Accrual related to purchase business acquisitions	¥ 7,176	$ 1,126	¥ 10,750	¥ 30,530